Stockholders’ Equity (Details Narrative) - $ / shares			9 Months Ended	12 Months Ended
	Mar. 27, 2021	Feb. 08, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Preferred stock shares authorized			5,000,000	5,000,000	5,000,000
Common Stock One [Member]
Class of Stock [Line Items]
Stock issued during the period			9,323,540
Commomn stock issued for asset acquisitions			5,537,056
Common stock issued for services rendered			1,441,125
Common shares isseud for interest repayments			1,536,497
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, voting rights			Each share of Series A Preferred Stock is convertible into 33,334 shares of CANB common stock and is entitled to 66,666 votes	Each share of Series A Preferred Stock is convertible into 33,334 shares of CANB common stock and is entitled to 66,666 votes.
Number of convertible shares			33,334	33,334
Preferred stock shares authorized			20	20	20
Preferred Stock, Par or Stated Value Per Share			$ 0	$ 0	$ 0
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, voting rights			The shares of Series B Preferred Stock have no voting rights.	The shares of Series B Preferred Stock have no voting rights.
Dividend, description			Each share of Series B Preferred Stock has the first preference to dividends, distributions and payments upon liquidation, dissolution and winding-up of the Company, and is entitled to an accrued cumulative but not compounding dividend at the rate of 5% per annum whether or not declared. After six months of the issuance date, such share and any accrued but unpaid dividends can be converted into common stock at the conversion price which is the lower of (i) $0.0101; or (ii) the lower of the dollar volume weighted average price of CANB common stock on the trading day prior to the conversion day or the dollar volume weighted average price of CANB common stock on the conversion day	Each share of Series B Preferred Stock has the first preference to dividends, distributions and payments upon liquidation, dissolution and winding-up of the Company, and is entitled to an accrued cumulative but not compounding dividend at the rate of 5% per annum whether or not declared. After six months of the issuance date, such share and any accrued but unpaid dividends can be converted into common stock at the conversion price which is the lower of (i) $0.0101; or (ii) the lower of the dollar volume weighted average price of CANB common stock on the trading day prior to the conversion day or the dollar volume weighted average price of CANB common stock on the conversion day. The shares of Series B Preferred Stock have no voting rights.
Preferred Stock, Dividend Rate, Percentage			5.00%	5.00%
Preferred stock shares authorized			500,000	500,000	500,000
Preferred Stock, Par or Stated Value Per Share			$ 0.001	$ 0.001	$ 0.001
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Number of convertible shares			25,000	25,000
Preferred stock shares authorized			2,000	2,000
Preferred Stock, Par or Stated Value Per Share			$ 0.001	$ 0.001
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, voting rights	collectively representing 19,500,000 voting shares	Each Series D Preferred Share shall have voting rights equal to 10,000 shares of Common Stock, adjustable at any recapitalization of the Company’s stock. In the event of a liquidation event, whether voluntary or involuntary, each holder shall have a liquidation preference on a per-share amount equal to the par value of such holder’s Series D Preferred Shares.	Each share of Series D Preferred Stock has 10,000 shares of voting rights only pari passu to common shares voting with no conversion rights and no equity participation.	Each share of Series D Preferred Stock has 10,000 shares of voting rights only pari passu to common shares voting with no conversion rights and no equity participation.
Preferred stock shares authorized	4,000		4,000	4,000
Preferred Stock, Par or Stated Value Per Share			$ 0.001	$ 0.001
Series D Preferred Stock [Member] | Stanley L. Teeple [Member]
Class of Stock [Line Items]
Stock issued during the period	600
Series D Preferred Stock [Member] | Marco Alfonsi [Member]
Class of Stock [Line Items]
Stock issued during the period	600
Series D Preferred Stock [Member] | Pasquale Ferro [Member]
Class of Stock [Line Items]
Stock issued during the period	600
Series D Preferred Stock [Member] | Philip Scala [Member]
Class of Stock [Line Items]
Stock issued during the period	150